INCOME TAXES - Schedule of Components of Income (Loss) Before Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Income Tax Disclosure [Abstract]
U.S.	$ (19,527)	$ (15,635)	$ (11,360)
Non-U.S.	30,869	11,265	(1,899)
Income (loss) before provision for income taxes	$ 11,342	$ (4,370)	$ (13,259)